Share based payments - Overview (Details)	1 Months Ended		6 Months Ended
	Jun. 30, 2024 USD ($) EquityInstruments Y $ / shares	Apr. 30, 2024 Y EquityInstruments $ / shares	Jun. 30, 2024 USD ($) EquityInstruments Y $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | EquityInstruments	660,166	42,243	660,166
Average Fair value of options	$ 158.50
Share price	437.41
Exercise price	$ 445.76	$ 396.30	$ 445.76
Expected volatility	35.17%
Average Expected option life (in years) | Y	5.34
Risk-free interest rate	2.87%
Belgian taxed beneficiaries
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | EquityInstruments			188,606
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average Fair value of options		112.14
Share price		$ 365.56
Expected volatility		35.53%
Average Expected option life (in years) | Y		4.30	4.16
Risk-free interest rate		2.66%
Time period for beneficiaries to choose contractual term	5 years
Minimum | Belgian taxed beneficiaries
Disclosure of terms and conditions of share-based payment arrangement [line items]
Time period for beneficiaries to choose contractual term	5 years
Fair value of options | $	$ 137,630		$ 137,630
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average Fair value of options		$ 156.49
Share price		$ 396.30
Expected volatility		39.04%
Average Expected option life (in years) | Y	6.35	6.49
Risk-free interest rate		3.02%
Time period for beneficiaries to choose contractual term	10 years
Maximum | Belgian taxed beneficiaries
Disclosure of terms and conditions of share-based payment arrangement [line items]
Time period for beneficiaries to choose contractual term	10 years
Fair value of options | $	$ 174,780		$ 174,780